Subsequent events - Narrative (Details) - USD ($) $ in Millions	Oct. 20, 2026	Oct. 27, 2026	Sep. 30, 2026	Sep. 29, 2026	Sep. 19, 2025	Aug. 20, 2025	Jun. 23, 2025	Mar. 19, 2025
Subsequent Event [Line Items]
Stock repurchase program, remaining authorized amount			$ 350.0	$ 350.0	$ 750.0	$ 900.2	$ 500.0	$ 750.0
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, authorized amount	$ 750.0
Stock repurchase program, remaining authorized amount		$ 750.0
Subsequent Event | Employee Stock Plan, 2008 Plan
Subsequent Event [Line Items]
Share-based payment, term, extension period	10 years